Shareholder Report, Holdings (Details)	Jan. 31, 2025
Columbia Oregon Intermediate Municipal Bond Fund - Class A [Member] | Oregon Health & Science University 07/01/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund - Class A [Member] | City of Portland Water System 04/01/2030 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund - Class A [Member] | Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Oregon Intermediate Municipal Bond Fund - Class A [Member] | Oregon Health & Science University 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Oregon Intermediate Municipal Bond Fund - Class A [Member] | City of Portland Sewer System 12/01/2042 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Class A [Member] | State of Oregon Department of Transportation 11/15/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund - Class A [Member] | Puerto Rico Public Finance Corp. 08/01/2026 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund - Class A [Member] | State of Oregon Housing & Community Services Department 01/10/2048 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund - Class A [Member] | Port of Portland 07/01/2039 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Oregon Intermediate Municipal Bond Fund - Class A [Member] | Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Oregon Intermediate Municipal Bond Fund - Class A [Member] | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Oregon Intermediate Municipal Bond Fund - Class A [Member] | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.30%
Columbia Oregon Intermediate Municipal Bond Fund - Class A [Member] | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Oregon Intermediate Municipal Bond Fund - Class A [Member] | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Oregon Intermediate Municipal Bond Fund - Class A [Member] | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Oregon Intermediate Municipal Bond Fund - Class A [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Oregon Intermediate Municipal Bond Fund - Class A [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Oregon Intermediate Municipal Bond Fund - Class A [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class [Member] | Oregon Health & Science University 07/01/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class [Member] | City of Portland Water System 04/01/2030 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class [Member] | Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class [Member] | Oregon Health & Science University 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class [Member] | City of Portland Sewer System 12/01/2042 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class [Member] | State of Oregon Department of Transportation 11/15/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class [Member] | Puerto Rico Public Finance Corp. 08/01/2026 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class [Member] | State of Oregon Housing & Community Services Department 01/10/2048 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class [Member] | Port of Portland 07/01/2039 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class [Member] | Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class [Member] | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class [Member] | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.30%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class [Member] | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class [Member] | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class [Member] | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class [Member] | Oregon Health & Science University 07/01/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class [Member] | City of Portland Water System 04/01/2030 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class [Member] | Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class [Member] | Oregon Health & Science University 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class [Member] | City of Portland Sewer System 12/01/2042 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class [Member] | State of Oregon Department of Transportation 11/15/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class [Member] | Puerto Rico Public Finance Corp. 08/01/2026 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class [Member] | State of Oregon Housing & Community Services Department 01/10/2048 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class [Member] | Port of Portland 07/01/2039 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class [Member] | Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class [Member] | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class [Member] | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.30%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class [Member] | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class [Member] | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class [Member] | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class [Member] | Oregon Health & Science University 07/01/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class [Member] | City of Portland Water System 04/01/2030 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class [Member] | Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class [Member] | Oregon Health & Science University 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class [Member] | City of Portland Sewer System 12/01/2042 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class [Member] | State of Oregon Department of Transportation 11/15/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class [Member] | Puerto Rico Public Finance Corp. 08/01/2026 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class [Member] | State of Oregon Housing & Community Services Department 01/10/2048 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class [Member] | Port of Portland 07/01/2039 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class [Member] | Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class [Member] | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class [Member] | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.30%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class [Member] | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class [Member] | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class [Member] | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Oregon Intermediate Municipal Bond Fund - Class S [Member] | Oregon Health & Science University 07/01/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund - Class S [Member] | City of Portland Water System 04/01/2030 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund - Class S [Member] | Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Oregon Intermediate Municipal Bond Fund - Class S [Member] | Oregon Health & Science University 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Oregon Intermediate Municipal Bond Fund - Class S [Member] | City of Portland Sewer System 12/01/2042 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Class S [Member] | State of Oregon Department of Transportation 11/15/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund - Class S [Member] | Puerto Rico Public Finance Corp. 08/01/2026 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund - Class S [Member] | State of Oregon Housing & Community Services Department 01/10/2048 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund - Class S [Member] | Port of Portland 07/01/2039 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Oregon Intermediate Municipal Bond Fund - Class S [Member] | Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Oregon Intermediate Municipal Bond Fund - Class S [Member] | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Oregon Intermediate Municipal Bond Fund - Class S [Member] | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.30%
Columbia Oregon Intermediate Municipal Bond Fund - Class S [Member] | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Oregon Intermediate Municipal Bond Fund - Class S [Member] | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Oregon Intermediate Municipal Bond Fund - Class S [Member] | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Oregon Intermediate Municipal Bond Fund - Class S [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Oregon Intermediate Municipal Bond Fund - Class S [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Oregon Intermediate Municipal Bond Fund - Class S [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%